Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2024
Fair Value Measurements
Schedule of carrying amounts and fair values of financial instruments

	Carrying amount				Fair value
	December 31, 2024		December 31, 2023		December 31, 2024		December 31, 2023
Assets
Derivative financial Instruments	US$	702	US$	1,683	US$	702	US$	1,683

Liabilities
Financial debt (Interest-bearing loans and borrowings)		(800,112)		(649,153)		(846,456)		(671,590)
Total	US$	(799,410)	US$	(647,470)	US$	(845,754)	US$	(669,907)

The following table summarizes the fair value measurements by hierarchy as of December 31, 2024:

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Jet Fuel Asian Call Options (1)	US$	—	US$	431	US$	—	US$	431
Interest rate Caps		—		271		—		271
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings (2)		—		(846,456)		—		(846,456)
Net	US$	—	US$	(845,754)	US$	—	US$	(845,754)
(1)	Jet fuel forward levels.
(2)	SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

The following table summarizes the fair value measurements by hierarchy as of December 31, 2023.

	Fair value measurement
	Quoted prices in active markets Level 1		Significant observable inputs Level 2		Significant unobservable inputs Level 3		Total
Assets
Derivatives financial instruments:
Interest rate Caps	US$	—	US$	1,683	US$	—	US$	1,683
Liabilities
Liabilities for which fair values are disclosed:
Interest-bearing loans and borrowings (1)		—		(671,590)		—		(671,590)
Net	US$	—	US$	(669,907)	US$	—	US$	(669,907)
(1)	SOFR curve and TIIE Mexican interbank rate. Includes short-term and long-term debt.

There were no transfers between level 1 and level 2 during the period.

Schedule of (loss) gain on derivatives recognized in consolidated statements of operations

Instrument	Financial statements caption	2024		2023		2022
Jet fuel Asian call options contracts	Fuel expense	US$	(1,317)	US$	—	US$	—
Interest rate cap	Finance cost		(896)		(579)		(161)
Total		US$	(2,213)	US$	(579)	US$	(161)

Schedule of net (loss) gain on CFH before taxes recognized in the consolidated statements of comprehensive income

Instrument	Financial statements caption	2024		2023		2022
Jet fuel Asian call options contracts	OCI	US$	(307)	US$	—	US$	—
T-Locks	OCI		(117)		—		—
Interest rate cap	OCI		30		(1,175)		336
Total		US$	(394)	US$	(1,175)	US$	336